Selected Statements Of Operations Data (Schedule Of Research And Development, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Selected Statements Of Operations Data [Abstract]
Research and development costs	$ 14,825	$ 12,552	$ 8,440
Less - grants and participation	2,161	1,844	536
Total research and development costs	$ 12,664	$ 10,708	$ 7,904